Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended		1 Months Ended
	Sep. 30, 2014 sqft	Sep. 30, 2014 sqft	Sep. 30, 2014 sqft	Dec. 31, 2013	Sep. 30, 2016 Scenario, Forecast [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Hedges or derivatives	$ 0	$ 0	$ 0
Fair value, discount rate			8.00%
Approximate square feet of additional lease space	17,000	17,000	17,000
Percentage of lease space occupancy			76.00%		89.00%
Average net effective rent per square foot			14
Incremental operating costs per square foot			4
Estimated fair value of earn-out liability	8,000,000	8,000,000	8,000,000
Change in fair value of earn-out	(942,650)	(1,047,515)	(1,047,515)
Percentage of increase or decrease in potential gain or loss by varying the significant unobservable inputs			10.00%
Potential loss by varying the significant unobservable inputs			100,000
Potential gain by varying the significant unobservable inputs			100,000
Mortgage loans payable, fair value	$ 172,700,000	$ 172,700,000	$ 172,700,000	$ 88,500,000